Schedule of Investments (unaudited) December 31, 2019	iShares® U.S. Healthcare Providers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 13.1%
Acadia Healthcare Co. Inc.(a)(b)	184,427	$6,126,665
Brookdale Senior Living Inc.(a)(b)	386,459	2,809,557
Community Health Systems Inc.(a)(b)	245,371	711,576
Encompass Health Corp.	205,310	14,221,824
Ensign Group Inc. (The)	104,429	4,737,944
Hanger Inc.(a)(b)	77,750	2,146,677
HCA Healthcare Inc.	265,173	39,195,221
National HealthCare Corp.	23,924	2,067,751
Pennant Group Inc. (The)(a)	54,530	1,803,307
Select Medical Holdings Corp.(a)	223,738	5,222,045
Tenet Healthcare Corp.(a)(b)	216,347	8,227,676
U.S. Physical Therapy Inc.	26,599	3,041,596
Universal Health Services Inc., Class B(b)	167,321	24,003,871

		114,315,710

Health Care Services — 38.7%
Addus HomeCare Corp.(a)(b)	28,195	2,741,118
Amedisys Inc.(a)	67,165	11,211,182
Chemed Corp.	33,337	14,643,611
Cigna Corp.(a)(b)	331,118	67,710,320
CorVel Corp.(a)	18,648	1,629,089
CVS Health Corp.	1,710,484	127,071,856
DaVita Inc.(a)(b)	186,809	14,016,279
Diplomat Pharmacy Inc.(a)	120,229	480,916
Guardant Health Inc.(a)(b)	84,090	6,570,793
Laboratory Corp. of America Holdings(a)(b)	202,258	34,215,986
LHC Group Inc.(a)	61,678	8,496,761
MEDNAX Inc.(a)(b)	175,532	4,878,034
Option Care Health Inc.(a)(b)	279,259	1,041,636
Premier Inc., Class A(a)(b)	138,409	5,242,933
Providence Service Corp. (The)(a)	23,903	1,414,580
Quest Diagnostics Inc.	280,584	29,963,565
R1 RCM Inc.(a)(b)	211,530	2,745,660
RadNet Inc.(a)	86,884	1,763,745
Tivity Health Inc.(a)(b)	89,948	1,829,992

		337,668,056

Health Care Technology — 3.2%
Change Healthcare Inc.(a)(b)	93,662	1,535,120
HealthStream Inc.(a)	53,263	1,448,754
HMS Holdings Corp.(a)	183,460	5,430,416
Inovalon Holdings Inc., Class A(a)(b)	157,442	2,963,058
Inspire Medical Systems Inc.(a)	30,567	2,268,377

Security	Shares	Value

Health Care Technology (continued)
Tabula Rasa HealthCare Inc.(a)(b)	40,935	$1,992,716
Teladoc Health Inc.(a)(b)	150,726	12,618,781

		28,257,222

Life Sciences Tools & Services — 0.7%
NeoGenomics Inc.(a)(b)	217,417	6,359,447

Managed Health Care — 44.3%
Anthem Inc.	134,699	40,683,139
Centene Corp.(a)	644,717	40,533,358
HealthEquity Inc.(a)(b)	147,595	10,932,361
Humana Inc.	109,602	40,171,325
Magellan Health Inc.(a)	45,347	3,548,403
Molina Healthcare Inc.(a)(b)	130,557	17,715,279
Triple-S Management Corp., Class B(a)	50,669	936,870
UnitedHealth Group Inc.	673,654	198,040,803
WellCare Health Plans Inc.(a)	104,776	34,598,083

		387,159,621

Total Common Stocks — 100.0% (Cost: $825,097,992)		873,760,056

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	49,918,294	49,938,261
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	261,891	261,891

		50,200,152

Total Short-Term Investments — 5.7% (Cost: $50,190,632)		50,200,152

Total Investments in Securities — 105.7% (Cost: $875,288,624)		923,960,208

Other Assets, Less Liabilities — (5.7)%		(50,083,977)

Net Assets — 100.0%		$873,876,231

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	30,983,530	18,934,764	49,918,294	$49,938,261	$98,532	(a)	$(4,357)	$(656)
BlackRock Cash Funds: Treasury, SL Agency Shares	773,064	(511,173)	261,891	261,891	9,557		—	—

				$50,200,152	$108,089		$(4,357)	$(656)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Healthcare Providers ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$873,760,056	$—	$—	$873,760,056
Money Market Funds	50,200,152	—	—	50,200,152

	$923,960,208	$—	$—	$923,960,208

2